Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Principal maturities of certificate of deposit and individual retirement accounts
2013	$ 360,308
2014	152,637
2015	64,858
2016	14,133
2017	31,095
Thereafter
Time Deposits, Total	$ 623,031